Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Intangible Assets [Abstract]
Schedule of Finite-Lived Intangible Assets by Major Class
Other intangible assets consist of the following:

	December 31,
	2013	2012
	(In millions)
Customer relationships and contracts	$516	$481
Trademarks and tradenames	238	238
Other	60	47
	814	766
Accumulated amortization	(195)	(115)
	$619	$651